ENTITY-WIDE DISCLOSURES (Major customers as a percentage of net sales) (Details)	12 Months Ended
	Dec. 30, 2018	Dec. 31, 2017
Customer A
Disclosure of major customers [line items]
Percentage of total net sales	19.00%	16.50%
Customer B
Disclosure of major customers [line items]
Percentage of total net sales	10.00%	7.60%